Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent events

On December 24, 2019, Ture North Financial, LLC(“TNF”) purchased 37,985,203 Class A unregistered Ordinary shares, and 3,465,574 Class B unregistered Ordinary shares, based on the closing price on December 23, 2019, which was $1.93 per ADS (or $0.193 per ordinary share).  The Class B ordinary shares are entitled to 10 votes per share.  The definitive agreement provides that over the next 30 days the Company and TNF will endeavor to agree, on terms to be acceptable to both parties, to registration rights with respect to the Class A Ordinary shares. As consideration for the share purchase, TNF delivered to the Company a Promissory Note(theNote”) in the amount of $8.0 million, that is payable in full on January 13, 2020.  On January 13, 2020 and January 21, the Company granted additional extension to the Note, which will be payable on or before April 26, 2020.

On May 5, 2020 the Company entered into a set of agreements with Yong Bao Two Ltd. (“YBT”), the parent company of SOS Information Technology Co., Ltd. (“SOS”), under which YBT would acquire share amounts previously issued to TNF as well as certain additional shares in exchange for the repayment of the Senior Secured Promissory Note issued by True North Financial. On May 18, 2020, YBT completed the the asset injection and private placement transactions.

Starting from January 2020, a novel strain of coronavirus, COVID-19, has spread rapidly to many parts of China and other parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Substantially all of the Group’s revenue and workforce are concentrated in China. Consequently, the recent outbreak of COVID-19 resulted in the suspension of the Group’s offline customer acquisition activities in February and March 2020. This has impacted the Group’s operations which resulted in an increase in delinquency volatilities and a significant decrease in revenues and loan volumes in the first quarter of 2020. Due to the Chinese government’s containment measures of COVID-19 during this period, which has been effective to date, there has been an initial recovery in the Group’s operations since April 2020. The situation remains dynamic and the extent to which COVID-19 will impact the business of the Group will depend on future developments of the outbreak, which are uncertain and cannot be predicted. As such, the financial impact of the Group of COVID-19 cannot be reasonably estimated at this time.